INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Carrying Value of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interests In Other Entities [Abstract]
Investments in associates	$ 47	$ 40	$ 36
Investments in joint ventures	1,604	1,541	1,492
Investments in associates and joint ventures	$ 1,651	$ 1,581	$ 1,528